Intangible Assets, Net (Details) - Schedule of Intangible Assets Net - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Intangible Assets Net [Abstract]
Software and operating system	¥ 96,001	¥ 4,823
Non-compete agreements	8,175
Agent resources	137,944
Insurance brokerage licenses	89,071
Trade names	142,464
Sub-total	473,655	4,823
Disposal	(2,218)
Intangible assets gross	471,437	4,823
Accumulated amortization	(53,870)	(3,032)
Intangible assets net	¥ 417,567	¥ 1,791